Fair Value Measurements - Fair Value, Assets Measured on Nonrecurring Basis, Valuation Techniques (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value	$ 15	$ 14		$ 62
Fair Value, Nonrecurring | Operating lease equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value	15			$ 47
Valuation, Market Approach | Aircraft value publications
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Range Median or Average	23
Valuation, Market Approach | Aircraft condition adjustments
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Range Median or Average	(8)
Valuation, Market Approach | Minimum | Aircraft value publications
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Range Median or Average	21
Valuation, Market Approach | Minimum | Aircraft condition adjustments
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Range Median or Average	(8)
Valuation, Market Approach | Maximum | Aircraft value publications
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Range Median or Average	27
Valuation, Market Approach | Maximum | Aircraft condition adjustments
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Range Median or Average	0
Valuation, Market Approach | Level 3 | Fair Value, Nonrecurring | Operating lease equipment
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Fair Value	$ 15